May 6, 2013

VIA EDGAR

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

RE:    Principal Life Insurance Company Separate Account B
Principal Investment Plus Variable Annuity Contract
File Numbers 333-116220 and 811-02091
29th Post-Effective Amendment to the Registration Statement on Form N-4

Ladies and Gentlemen:

Enclosed is post-effective amendment no. 172 to registration statement on Form N-4 for Investment Plus Variable Annuity Contract (“existing IPVA”).  This 172nd amendment is being filed pursuant to paragraph (a) of Rule 485.

This filing is being made as we have modified this prospectus to make it clear it only applies to IPVA applications signed before August 1, 2013. A separate, new registration statement, filing was made to cover applications signed on or after August 1, 2013 (File Number 333-188293).

The material change to the existing IPVA prospectus was on the first page of the prospectus where the heading now reads: “PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM (FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)”. We also made a few other minor, non-material revisions, including: (1) increasing various fees (all within the maximum percentages that already were included in the prospectus); and (2) clarifications to the language describing when interest will be paid on death benefits under the contract. Registrant will provide a redlined copy of the filing compared to the May 1, 2013, existing IPVA prospectus.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing.  In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me if you have any questions concerning this filing.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson
Counsel
711 High Street

Des Moines, Iowa 503092-0300
(515) 362-2384 (office)
(866) 496-6527 (facsimile)
hodgson.doug@principal.com

Enclosure